Shareholders' equity (Tables)	12 Months Ended
Mar. 31, 2019
Stockholders' Equity [Abstract]
Changes in shares of common stock outstanding

	Number of Shares
	Year ended March 31
	2017	2018	2019
Common stock outstanding at beginning of year	3,608,391,999	3,528,429,451	3,392,937,486
Decrease of common stock by cancellation of treasury stock	—	(179,000,000)	(150,000,000)
Common stock held in treasury:
Repurchases of common stock	(121,010,524)	(170,027,391)	(100,020,867)
Sales of common stock	468	201	180
Common stock issued to employees	40,677,400	34,115,500	17,894,000
Cancellation of treasury stock	—	179,000,000	150,000,000
Other net change in treasury stock	370,108	419,725	(10,000)

Common stock outstanding at end of year	3,528,429,451	3,392,937,486	3,310,800,799